Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Cash equivalents
Income tax benefit likely, description	More than 50 percent.	More than 50 percent